Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Operating activities
Net income (loss)	$ (29,447)	$ (64,666)	$ 12,551
Adjustments for items not affecting cash:
Share-based payments	1,768	1,226	1,282
Unrealized loss on marketable securities	(41)	253	589
Realized loss on marketable securities	(306)	(90)	220
Depreciation (Note 6)	65	56	48
Accretion (Notes 9, 10 and 11)	1,008	0	0
Interest expense on convertible 2028 Notes and 2027 Notes (Note 11)	6,731	4,805	0
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes (Note 11)	0	18,727	0
Settlement of transaction costs on 2028 Notes (Note 11)	0	(240)	0
Changes in fair value of warrants related to 2028 Notes (Note 11)	137	0	(1,531)
Impairment charge (reversal)	0	51,884	(1,338)
Directors’ fees paid in DSUs	0	595	115
Performance based incentive payment	134	0	0
Withholding tax liability	0	0	14
Unrealized foreign exchange	4,272	696	1,019
Other	0	15	0
Adjustments to reconcile profit (loss)	(11,330)	(13,664)	(14,717)
Changes in working capital:
Decrease (increase) in receivables	(229)	1,848	(2,122)
Decrease (increase) in prepaid expenses and other assets	(204)	247	(131)
(Decrease) increase in accounts payable and accrual liabilities	(5,249)	(11,477)	1,125
Cash used in operation activities	(17,012)	(23,046)	(15,845)
Investing activities
Transfer to restricted cash	888	(1,158)	0
Acquisition of exploration and evaluation assets, net of cash	(36)	0	(31)
Capital long-term prepayments	0	0	3,544
Proceeds from sale of marketable securities (Note 8)	930	816	525
Additions to property, plant and equipment (Note 6)	(519)	(13,705)	(47,591)
Sale of exploration and evaluation assets, net of cash	0	0	0
Cash used in investing activities	1,263	(14,047)	(43,553)
Financing activities
Proceeds from issuance of common shares, net transaction costs of $180 (2023 - $1,582 and 2022 – $1,859) (Note 13)	1,221	19,960	3,121
Proceeds from at-the-market equity program (“ATM Program”), net of transaction costs of Nil (2022 - $92)	0	0	3,701
Transaction costs	0	(284)	0
Proceeds from exercise of warrants	0	0	807
Proceeds from exercise of options	0	0	140
Proceeds from government loan, and grant net of repayments of $45 (2023 - $Nil, 2022 - $Nil) (Note 10)	5,222	250	3,898
Payment of lease liability, net of interest	(42)	(43)	0
Proceeds loan	0	(48,036)	0
Settlement of transaction costs on 2028 Notes (Note 11)	0	(2,100)	0
Exercise of convertible Notes	0	397	0
Interest settlement of 2026 Notes (Note 11)	0	(1,656)	(3,183)
Cash provided by financing activities	11,899	36,537	8,484
Change in cash during the year	(3,850)	(556)	(50,914)
Effect of exchange rates on cash	7	164	240
Cash, beginning of year	7,560	7,952	58,626
Cash, end of year	3,717	7,560	7,952
The 2028 notes [member]
Adjustments for items not affecting cash:
Fair value gain on convertible notes and warrants 2028 Notes (Note 11)	0	(30,758)	0
USD warrants [member]
Adjustments for items not affecting cash:
Fair value gain on convertible notes and warrants 2028 Notes (Note 11)	(7)	(1,243)	0
The 2028 and 2027 notes [member]
Adjustments for items not affecting cash:
Changes in fair value of convertible notes (Note 11)	4,356	0	0
The 2026 notes [member]
Adjustments for items not affecting cash:
Changes in fair value of convertible notes (Note 11)	0	5,076	(27,686)
The 2028 notes [member]
Financing activities
Proceeds loan	0	68,049	0
The 2027 notes [member]
Financing activities
Proceeds loan	$ 5,498	$ 0	$ 0